Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Provision for Income Taxes	The provision for income taxes is as follows:

	Year ended December 31
	2018	2017
Deferred tax recovery	$—	$(13)

Summary of Provision for Income Taxes Reflects Effective Tax Rate

The provision for income taxes reflects an effective tax rate that differs from the combined federal and provincial statutory tax rate as follows:

	Year ended December 31
	2018	2017
Loss before taxes	$(305)	$(97)
Combined statutory tax rate (1)	27.0%	27.0%
Computed income tax recovery	$(82)	$(26)
Increase (decrease) resulting from:
Share-based compensation	2	2
Non-taxable foreign exchange (gain) loss	2	(2)
Unrecognized deferred tax asset	89	5
Adjustments related to prior years	(11)	5
Other	—	3

Deferred tax recovery	$—	$(13)

(1)	The tax rate represents the combined federal and provincial statutory tax rates for the Company and its subsidiaries for the years ended December 31, 2018 and December 31, 2017.

Summary of Net Deferred Income Tax Liability

The net deferred income tax liability is comprised of the following:

	Balance January 1, 2018	Provision (Recovery) in Income	Recognized in Property, Plant and Equipment	Balance December 31, 2018
Deferred tax liabilities (assets)
PP&E	$614	$(89)	$—	$525
Risk management	(35)	15	—	(20)
Decommissioning liability	(46)	11	—	(35)
Share-based compensation	(1)	2	—	1
Non-capital losses	(532)	61	—	(471)

Net deferred tax liability	$—	$—	$—	$—

	Balance January 1, 2017	Provision (Recovery) in Income	Recognized in Property, Plant and Equipment	Balance December 31, 2017
Deferred tax liabilities (assets)
PP&E	$668	$(53)	$(1)	$614
Risk management	(40)	5	—	(35)
Decommissioning liability	(69)	23	—	(46)
Share-based compensation	(4)	3	—	(1)
Non-capital losses	(541)	9	—	(532)

Net deferred tax liability	$14	$(13)	$(1)	$—